Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

PAY VERSUS PERFORMANCE
Fiscal Year	Summary Compensation Table Total for PEO 1(1) ($)	Compensation Actually Paid to PEO 1(2)(4) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 2(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(5) ($)	Average Compensation Actually Paid to Non-PEO NEOs(6) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(7) ($)	Net Income (Loss) (millions)(8) ($)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(h)
2025	$–	$–	$500,000	$495,402	$437,844	$430,875	$2.45	$(13.40)
2024	$505,332	$395,249	$416,449	$400,496	$404,032	$385,270	$8.28	$(12.21)
2023	$460,000	$(62,027)	$–	$–	$388,750	$220,700	$18.84	$(12.03)

Named Executive Officers, Footnote [Text Block]

(1)

The dollar amounts reported in these columns (b) are the amounts of total compensation reported for our respective PEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)

Charles J. Fisher, Jr., M.D. served as the Company’s Chief Executive Officer for the entirety of the year fiscal year ended March 31, 2023 and through November 7, 2023, and served as the Company’s PEO for such period.

(3)	James B. Frakes was appointed as the Company’s Chief Executive Officer, effective November 7, 2023, and served as the Company’s PEO from such date through March 31, 2024.

(4)

The dollar amounts reported in columns (c) represent the amount of “compensation actually paid” to Dr. Fisher and Mr. Frakes in the periods during which they served as PEO, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for our PEOs for each year to determine the compensation actually paid:

Adjustment To PEO Compensation, Footnote [Text Block]

	PEO 1			PEO 2
	2025($)	2024($)	2023($)	2025($)	2024($)	2023($)
Summary Compensation Table Total	–	505,332	460,000	500,000	416,449	–
Deduct: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table (a)	–	–	–	–	–	–
Add: Fiscal Year-End Fair Value of Equity Awards Granted in the Fiscal Year	–	–	–	–	–	–
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	–	–	(378,862)	–	(9,739)	–
Add: Fair Value of Equity Awards Granted in the Fiscal Year that Vested in the Fiscal Year	–	–	–	(2,465)	–	–
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	–	–	(143,164)	(2,133)	(6,214)	–
Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	–	(110,083)	–	–	–	–
Compensation Actually Paid (b)	–	395,249	(62,027)	495,402	400,496	–

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)

Amount of equity award adjustments may differ from amount reported in the table above due to rounding. The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which may be materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

	Year Ended March 31,
	2025	2024	2023
Expected term (in years)	4.45 years	4,46 years	5.20 years
Expected volatility	137.13%	145.9%	138.9%
Risk-free interest rate	4.07%	4.02%	2.20%
Expected dividend rate	0.00%	0.00%	0.00%

(5)

The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are Dr. LaRosa and Mr. Cipriani.

(6)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to us non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the compensation actually paid:

Summary Compensation Table Total	$ 437,844	$ 404,032	$ 388,750
Average Compensation Actually Paid to Non-CEO NEOs	$ 430,875	385,270	220,700
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Average of Non-PEO NEOs
	2025	2024	2023
Summary Compensation Table Total	437,844	404,032	388,750
Deduct: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table (a)	–	–	–
Add: Fiscal Year-End Fair Value of Equity Awards Granted in the Fiscal Year	–	–	–
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(1,232)	(13,524)	(128,266)
Add: Fair Value of Equity Awards Granted in the Fiscal Year that Vested in the Fiscal Year	–	–	–
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(3,002)	(5,238)	(39,784)
Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(2,734)	–	–
Compensation Actually Paid (b)	430,875	385,270	220,700

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(b)

Amount of equity award adjustments may differ from amount reported in the table above due to rounding. The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which may be materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

	Year Ended March 31,
	2025	2024	2023
Expected term (in years)	4.45 years	4.46 years	5.20 years
Expected volatility	137.13%	145.9%	138.9%
Risk-free interest rate	4.07%	4.02%	2.20%
Expected dividend rate	0.00%	0.00%	0.00%

(7)

TSR is determined based on the value of an initial fixed investment of $100 on March 31, 2022. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)	Net loss attributable to Aethlon as reported in the Company’s consolidated financial statements for the applicable year.

Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

The chart below shows the relationship between the compensation actually paid to our PEOs and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the three years presented in the table, on the other.

All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Insider Trading Policies and Procedures Adopted [Flag]	true
Compensation Actually Paid and Net Income Loss

Compensation Actually Paid and Net Income Loss

Because the Company is a pre-commercial stage company, we had no revenue during the periods presented, other than revenue associated with government contracts and grants. Consequently, we do not use net income (loss) as a performance measure in our executive compensation program. Moreover, as a pre-commercial stage company with limited revenue, we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our NEOs during the periods presented.

Value of initial fixed investment based on total shareholder return	$ 2.45	8.28	18.84
Net Loss	(13,400,000)	(12,210,000)	(12,030,000.00)
Charles J. Fisher [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO		505,332	460,000
Compensation Actually Paid		395,249	(62,027)
Charles J. Fisher [Member] | PEO [Member] | Deduct: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Charles J. Fisher [Member] | PEO [Member] | Add: Fiscal Year-End Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Charles J. Fisher [Member] | PEO [Member] | Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(378,862)
Charles J. Fisher [Member] | PEO [Member] | Add: Fair Value of Equity Awards Granted in the Fiscal Year that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Charles J. Fisher [Member] | PEO [Member] | Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(143,164)
Charles J. Fisher [Member] | PEO [Member] | Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(110,083)
James B. Frakes [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total for CEO	500,000	416,449
Compensation Actually Paid	495,402	400,496
James B. Frakes [Member] | PEO [Member] | Deduct: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
James B. Frakes [Member] | PEO [Member] | Add: Fiscal Year-End Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
James B. Frakes [Member] | PEO [Member] | Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(9,739)
James B. Frakes [Member] | PEO [Member] | Add: Fair Value of Equity Awards Granted in the Fiscal Year that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,465)
James B. Frakes [Member] | PEO [Member] | Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,133)	(6,214)
James B. Frakes [Member] | PEO [Member] | Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Deduct: Grant Date Fair Value of Equity Awards as reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Add: Fiscal Year-End Fair Value of Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,232)	(13,524)	(128,266)
Non-PEO NEO [Member] | Add: Fair Value of Equity Awards Granted in the Fiscal Year that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,002)	(5,238)	(39,784)
Non-PEO NEO [Member] | Deduct: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,734)